Note 2 - Liquidity, Going Concern, and Management Plans (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents, at Carrying Value	$ 8,968,852	$ 9,977,495	$ 12,272,444	$ 15,116,531	$ 38,027,509
Working Capital	6,200,000		22,600,000
Retained Earnings (Accumulated Deficit)	(183,936,030)		(176,655,227)	(156,218,731)
Proceeds from sale of common stock		$ 2,230,000	9,130,000
Debt Conversion, Original Debt, Amount			$ 5,329,736